Label	Element	Value
Brown Advisory Intermediate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Intermediate Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brown Advisory Intermediate Income Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities. The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities. The foregoing may include municipal lease obligations and insured municipal securities. The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy.

The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 3 and 10 years and an average duration of 2 to 5 years. Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Fund intends to use the mark-to-market value of such derivatives for purposes of complying with the Fund’s 80% investment policy.

The Adviser may sell a fixed income security or reduce its position if:

•	Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

•	The security subsequently fails to meet the investment criteria;

•	A more attractive security is found; or

•	The Adviser believes that the security has reached its appreciation potential.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

•	Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

•	Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

•	Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.

•	Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies (principally, the Brown Advisory Mortgage Securities Fund) in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

•	Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

•	Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

•	Municipal Securities Risk. Changes in economic, business or political conditions relating to a particular state, or states, or type of projects may have a disproportionate impact on the Fund. Municipalities continue to experience difficulties in the current economic and political environment. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints. Municipal obligations that the Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year’s lease payments, then the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. The repayment of principal and interest on some of the municipal securities in which the Fund may invest may be guaranteed or insured by a monoline insurance company or other financial institution. If a company insuring municipal securities in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate. The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

•	Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

•	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

●	Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

•	U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund’s performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Advisor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Intermediate Income Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-540-6807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Brown Advisory Intermediate Income Fund – Investor Shares Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date total return as of September 30, 2018 was -0.66%. During the periods shown in the chart, the highest quarterly return was 3.15% (for the quarter ended March 31, 2008) and the lowest quarterly return was -2.33% (for the quarter ended June 30, 2013).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

NOTE: The Intermediate Income Fund currently offers two classes of shares. Investor Shares commenced operations on November 2, 1995 as part of the Predecessor Fund and Advisor Shares commenced operations on May 13, 1991 as part of the Predecessor Fund. Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Brown Advisory Intermediate Income Fund Average Annual Total Returns For the period ended December 31, 2017
Brown Advisory Intermediate Income Fund | Bloomberg Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Intermediate US Aggregate Bond Index (reflects no deduction for fees, expenses and taxes)
Averaege Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.27%
Averaege Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Averaege Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
Brown Advisory Intermediate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Brown Advisory Intermediate Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2008	rr_AnnualReturn2008	4.50%
Annual Return 2009	rr_AnnualReturn2009	5.73%
Annual Return 2010	rr_AnnualReturn2010	5.65%
Annual Return 2011	rr_AnnualReturn2011	6.11%
Annual Return 2012	rr_AnnualReturn2012	3.81%
Annual Return 2013	rr_AnnualReturn2013	(2.66%)
Annual Return 2014	rr_AnnualReturn2014	3.67%
Annual Return 2015	rr_AnnualReturn2015	0.68%
Annual Return 2016	rr_AnnualReturn2016	2.24%
Annual Return 2017	rr_AnnualReturn2017	2.39%
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return Before Taxes
Averaege Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.39%
Averaege Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Averaege Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%
Brown Advisory Intermediate Income Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions
Averaege Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.47%
Averaege Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Averaege Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.00%
Brown Advisory Intermediate Income Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares
Averaege Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.35%
Averaege Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.54%
Averaege Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.05%
Brown Advisory Intermediate Income Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Label	rr_AverageAnnualReturnLabel	Advisor Shares - Return Before Taxes
Averaege Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.19%
Averaege Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Averaege Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	The Adviser has agreed to waive all or any portion of the advisory fee that would otherwise be paid by the Fund to Brown Advisory LLC (the "Adviser") in an amount equal to the separate advisory fee indirectly paid by the Fund to the Brown Advisory Mortgage Securities Fund. The contractual waiver may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days written notice to the Adviser. The contractual waivers may not be terminated by the Adviser without the consent of the Board of Trustees.